Note 5 - Note Payable: Schedule of Debt (Details) - USD ($)	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2017	Jun. 08, 2015
Debt Instrument, Unamortized Discount	$ (768,605)		$ (1,000,000)
Total Short-Term Notes Payable	1,148,640	$ 1,056,301	2,734
Debt Instrument, Unamortized Discount, Noncurrent	(40,000)	0
Total Long-Term Notes Payable	270,575	355,233	$ 155,312
Pacific Leaf Ventures Lp
Debt Instrument, Face Amount				$ 1,750,000
Short-term Debt {1}
Debt Instrument, Face Amount	1,990,333
Debt Instrument, Unamortized Discount	(841,693)
Total Short-Term Notes Payable	1,148,640
Short-term Debt {1} | William Moore And Brian Moore
Debt Instrument, Face Amount	233,333
Debt Instrument, Unamortized Discount	(73,089)
Total Short-Term Notes Payable	160,245
Long-term Debt {1}
Debt Instrument, Face Amount	311,111
Debt Instrument, Unamortized Discount, Noncurrent	(40,536)
Total Long-Term Notes Payable	270,575
Long-term Debt {1} | William Moore And Brian Moore
Debt Instrument, Face Amount	311,111
Debt Instrument, Unamortized Discount, Noncurrent	(40,536)
Total Long-Term Notes Payable	270,575
Convertible Notes Payable To Various Investors
Debt Instrument, Face Amount	1,257,000
Debt Instrument, Unamortized Discount	(768,605)
Total Short-Term Notes Payable	488,395
Short Term Promissory Note 4 | Pacific Leaf Ventures Lp
Debt Instrument, Face Amount	500,000	$ 500,000
Debt Instrument, Unamortized Discount	0
Total Short-Term Notes Payable	$ 500,000